Fair value of financial instruments - Carrying Value and Estimated Fair Value of Financial Liabilities (Details) - Level 3 - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Fair value | First Lien Senior Secured (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 192	$ 195
Fair value | Second Lien Senior Secured (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	121	284
Fair value | Unsecured senior convertible bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	48	46
Carrying value | First Lien Senior Secured (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	184	184
Carrying value | Second Lien Senior Secured (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	121	284
Carrying value | Unsecured senior convertible bond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 50	$ 50